NOTE 11 STOCK SPLITS	12 Months Ended
Dec. 31, 2013
Stock Splits [Abstract]
Stock Splits [Text Block]
NOTE 11          STOCK SPLITS

On February 18, 2005, the Company effected a 4 for 1 forward stock split of our common shares.  On March 12, 2006, and on February 7, 2008, the Company effected 1 for 10 reverse stock splits.  All information presented herein has been retrospectively adjusted to reflect these stock splits as they took place as of the earliest period presented.